Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of analysis of group's revenue streams
The following table analyses the Group’s revenue streams by business model.

							2025

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,174	511	186	202	–	–	2,073

Software	229	–	47	69	627	–	972

Print	201	–	172	11	148	–	532

Total	1,604	511	405	282	775	–	3,577

							2024 1

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,150	489	193	193	–	–	2,025

Software	209	–	49	61	605	–	924

Print	232	–	178	17	176	–	603

Total	1,591	489	420	271	781	–	3,552

1.	Comparative amounts have been restated to reflect the move between operating segments and the change in revenue disaggregation categories.

							2023 1

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Enterprise Learning & Skills	Higher Education	Strategic Review	Total

Services	1,120	616	194	187	6	–	2,123

Software	202	–	45	65	595	–	907

Pr int	237	–	176	17	205	9	644

Total	1,559	616	415	269	806	9	3,674

1.	Comparative amounts have been restated to reflect the move between operating segments and the change in revenue disaggregation categories.